DEFERRED REVENUE	12 Months Ended
Dec. 31, 2021
Disclosure of revenue from contracts with customers [Abstract]
DEFERRED REVENUE	Deferred Revenue
On January 15, 2019, the Company entered into a gold sale prepayment arrangement with a syndicate of banks whereby the Company received a cash prepayment of $169.8 million in exchange for delivering 12,500 ounces of gold per month in 2022 for a total of 150,000 ounces, with a gold floor price of $1,300 per ounce and a cap price of $1,500 per ounce.
This arrangement has been accounted for as a contract in the scope of IFRS 15 Revenue from Contracts with Customers whereby the cash prepayment has been recorded as deferred revenue in the consolidated balance sheets and will be recognized as revenue when deliveries are made. The prepayment was made on the basis of $1,300 per ounce. If the spot price on delivery of the gold ounces exceeds $1,300 per ounce, the Company will receive in cash the difference between the spot price and $1,300 per ounce, capped at $1,500 per ounce, which also will be recognized as revenue when the gold is delivered.
An interest cost of 5.38% per annum, representing the financing component of the cash prepayment, was recognized as part of finance costs.
The following table summarizes the change in deferred revenue:

	Notes
Balance, January 1, 2020		$170.5
Finance costs	9	9.3
Balance, December 31, 2020		$179.8
Finance costs	9	9.9
Balance, December 31, 2021		$189.7
Current portion of deferred revenue		$189.7
Non-current deferred revenue		—
		$189.7
The Company entered into further gold sale prepayment arrangements at a weighted average cost of 4.45% per annum in respect of 150,000 gold ounces. These arrangements have an average forward contract price of $1,753 per ounce on 50,000 gold ounces and a collar range of $1,700 to $2,100 per ounce on 100,000 gold ounces. This will result in a total prepayment to the Company of $236 million over the course of 2022 and the requirement on the part of the Company to physically deliver such ounces to the counterparties over the course of 2024. The gold sale prepayment arrangements will be recorded as deferred revenue in the consolidated balance sheets when the prepayments are received and will be recognized as revenue in the consolidated statements of earnings (loss) when deliveries are made.